LOANS, Bank Loans (Details) - Bank Loans [Member] - Telcosur S.A. [Member] $ in Millions	Mar. 31, 2022 USD ($)
Bank loans [Abstract]
Principal amount	$ 24
Interest rate	1.50%
Amortization date	Jan. 25, 2025
Interest payment frequency	To the expiration
Guarantee	Fixed term in foreign currency(1)	[1]

[1]	Included as “Non-current financial assets measured at amortized cost”.